Loan Servicing Assets (Tables)	12 Months Ended
Dec. 31, 2020
Mortgage Banking [Abstract]
Summary of Mortgage Servicing Rights	A summary of loan servicing rights follows:

	2020	2019	2018
	(dollars in thousands)
Beginning of year servicing rights:	$1,723	$1,850	$2,125
Amounts capitalized	3,366	694	388
Amortization	(1,132)	(821)	(663)
Impairment	—	—	—
End of year	$3,957	$1,723	$1,850

Estimated Amortization Expense	Amortization expense is estimated as follows:
Year ending December 31,
(dollars in thousands)
2021	$933
2022	809
2023	684
2024	558
2025	432
Thereafter	541
Total	$3,957

Key Assumptions Used to Value Mortgage Servicing Rights	The key assumptions used to value mortgage servicing rights were as follows:

	2020	2019
Weighted average remaining life	281 months	261 months
Weighted average discount rate	12%	12%
Weighted average coupon	3.54%	4.04%
Weighted average prepayment speed	287%	182%